BUSINESS COMBINATIONS - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill, Acquired During Period		$ 1,500,000
The Mortgage Connection
Business Acquisition [Line Items]
Goodwill, Acquired During Period		1,500,000
Business combination, acquisition related costs	$ 13,000	$ 13,000